Stock Option and Purchase Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	138,508	144,998	163,907
Shares, Exercised	(5,434)	(6,490)	(16,909)
Shares, Terminated			(2,000)
Shares, Ending Balance	133,074	138,508	144,998
Shares, Exercisable	133,074	129,498	103,798
Weighted Average Exercise Price, Beginning Balance	$ 29.23	$ 28.86	$ 27.97
Weighted Average Exercise Price, Exercised	25.64	20.96	21.55
Weighted Average Exercise Price, Terminated			17.59
Weighted Average Exercise Price, Ending Balance	29.37	29.23	28.86
Weighted Average Exercise Price, Exercisable	$ 29.37	$ 25.71	$ 21.39
Weighted Average Remaining Contractual Term, Outstanding, July 1, 2018	3 years 4 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	3 years 4 months 24 days	4 years 2 months 12 days	4 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding, July 1, 2018	$ 862
Aggregate Intrinsic Value, Exercisable	$ 862	$ 1,361	$ 2,174